Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-0210484
Plan number	001
Notes Receivable from Participants*	$ 18,631,683
Grand Total	$ 929,806,467
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	9.50%
Investment, Identifier [Axis]: Capital Preservation Asset Class | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 8,236,750
Investment, Identifier [Axis]: Capital Preservation Asset Class | Wells Fargo Stable Value Fund W
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,631,966
Investment, Identifier [Axis]: Common Stock | Amgen stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total	126,196,526
Investment, Identifier [Axis]: Fixed Income Active Asset Class | BBH Collective Investment Series Trust Series Fund Income Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	19,673,510
Investment, Identifier [Axis]: Fixed Income Active Asset Class | FIAM Group Trust For Employees Benefit Plan Core Plus Commingled Pool Class W
EBP, Schedule of Asset Held for Investment [Line Items]
Total	19,684,534
Investment, Identifier [Axis]: Fixed Income Active Asset Class | NT Collective Aggregate Bond Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	9,168,289
Investment, Identifier [Axis]: Fixed Income Active Asset Class | Wellington Core Bond Plus Portfolio Collective Investment Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total	19,786,144
Investment, Identifier [Axis]: Fixed Income Index Asset Class | NT Collective Aggregate Bond Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	119,759,185
Investment, Identifier [Axis]: International Equity Active Asset Class | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	27,612,784
Investment, Identifier [Axis]: International Equity Active Asset Class | Great Grey Trust Company GQG Partners International Equity CIT Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,952,254
Investment, Identifier [Axis]: International Equity Active Asset Class | Mawer International Equity Collective Investment Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Total	27,322,286
Investment, Identifier [Axis]: International Equity Active Asset Class | Mondrian Master CIT Focused All Countries World ex-US Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,740,527
Investment, Identifier [Axis]: International Equity Active Asset Class | NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	4,438,045
Investment, Identifier [Axis]: International Equity Active Asset Class | Wilmington Trust Collective Investment Trust / Jennison International Equity Opportunities CIT Class J
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,817,997
Investment, Identifier [Axis]: International Equity Index Asset Class | NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	30,357,741
Investment, Identifier [Axis]: Other | ML Vanguard Federal Money Market Forfeiture / Settlement
EBP, Schedule of Asset Held for Investment [Line Items]
Total	54,661
Investment, Identifier [Axis]: Other | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,258
Investment, Identifier [Axis]: Other | Tax Reclaims
EBP, Schedule of Asset Held for Investment [Line Items]
Total	284,750
Investment, Identifier [Axis]: Participant Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,713,652
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | AAON Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	20,969
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Allegion PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	95,214
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ametek Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	288,666
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Amphenol Corporation Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	167,168
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Arhaus Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	29,101
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | BWX Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	248,371
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Balchem Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	46,621
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bank Ozk
EBP, Schedule of Asset Held for Investment [Line Items]
Total	59,320
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bellring Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	16,893
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bio-Techne Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	171,196
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Blackrock Instituitional Trust Company Investment Funds Russell 3000 Alpha Tilts Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	15,451,387
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Boston Partners CIT Large Capital Value Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Total	13,991,029
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Brown & Brown Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	159,639
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | CCC Intelligent Solutions Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	42,509
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | CSW Industrials Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	45,497
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Cabot Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	92,456
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Camtek Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Total	46,154
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Casella Waste Systems Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	97,156
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Certara Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	30,624
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Charles River Laboratories International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	173,348
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Clean Harbors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	324,286
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Clearwater Analytics Holdings Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	37,410
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Cohen & Steers Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	19,776
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Coherent Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	302,326
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Copart Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	74,033
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Dolby Laboratories Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	144,302
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | EnPro Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	57,601
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ensign Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	71,945
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Entegris Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	262,523
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Everus Construction Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	43,721
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Fabrinet Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	64,194
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Federal Signal Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	64,611
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | First American Financial Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	75,940
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Five Below Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	39,744
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Floor & Decor Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	23,869
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Freshpet Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	25,712
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Global-E Online Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Total	41,669
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Goosehead Insurance Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	22,832
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Graco Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	88,774
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Guidewire Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	36,986
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Halozyme Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	165,625
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Hamilton Lane Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	40,293
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | HealthEquity Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	102,786
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Heico Corporation Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	151,458
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Henry Schein Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	161,666
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Hexcel Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	104,199
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Huntington Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	207,593
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | ICF International, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	42,053
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | IDEX Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	135,412
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ingredion Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	165,831
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Kadant Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	50,164
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Keysight Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	168,241
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | LKQ Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	120,800
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Loar Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	46,376
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Markel Corporation Holding Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	40,843
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Medpace Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,466
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Mid-American Apartment Communities Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	96,404
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Modine Manufacturing Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	43,257
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Moelis & Company Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	54,717
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Morningstar Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	25,208
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | NT Collective Russell 3000 Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,388,133
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	214,623
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | National Retail Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	64,359
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Nova Measuring Instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Total	63,708
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Novanta Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,416
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Nuveen Winslow Large Capital Growth Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total	19,602,868
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ollies Bargain Outlet Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	46,913
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Paymentus Holdings Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	52,787
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Pool Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	5,719
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Power Integrations Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	119,059
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Procore Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	78,196
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Prosperity Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	108,434
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Q2 Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	28,215
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | RBC Bearings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	79,821
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | RLI Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	29,559
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Rentokil Initial PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	184,361
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | SS&C Technologies Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	288,136
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | STERIS plc
EBP, Schedule of Asset Held for Investment [Line Items]
Total	133,859
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Saia Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	43,754
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Shift4 Payments Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	139,856
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | SiteOne Landscape Supply Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	54,557
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Standex International Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	50,409
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Trex Company Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	21,855
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | UFP Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	27,224
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | UGI Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	199,090
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Valvoline Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	28,915
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Vita Coco Company Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	8,694
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | WEX Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	107,117
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Waste Connections Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	278,121
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Wingstop Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	29,811
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Woodward Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	201,950
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | XPEL Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	35,236
Investment, Identifier [Axis]: U.S. Equity Index Asset Class | NT Collective Russell 3000 Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	226,917,206
Amgen stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total	126,196,526
Capital Preservation Asset Class:
EBP, Schedule of Asset Held for Investment [Line Items]
Total	112,868,716
Fixed Income Active Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	68,312,477
Fixed Income Index Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	119,759,185
U.S. Equity Active Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	59,823,719
U.S. Equity Index Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	226,917,206
International Equity Active Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	139,883,893
International Equity Index Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	30,357,741
Participant Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	26,713,652
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 341,669